SEGMENTED INFORMATION - Geographic Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenues	$ 56,771	$ 40,786
Total assets	256,281	192,720
United States
Disclosure of geographical areas [line items]
Revenues	9,756	8,284
Total assets	128,808	84,860
United Kingdom
Disclosure of geographical areas [line items]
Revenues	6,422	5,883
Total assets	27,850	21,897
United Kingdom
Disclosure of geographical areas [line items]
Revenues	23,684	15,106
Total assets	23,093	20,005
Other Europe
Disclosure of geographical areas [line items]
Revenues	3,275	617
Total assets	13,250	3,979
Other Asia
Disclosure of geographical areas [line items]
Revenues	1,643	1,119
Total assets	10,479	8,089
Australia
Disclosure of geographical areas [line items]
Revenues	4,968	4,405
Total assets	13,309	14,501
Brazil
Disclosure of geographical areas [line items]
Revenues	4,048	3,206
Total assets	22,539	23,931
Colombia
Disclosure of geographical areas [line items]
Revenues	1,594	970
Total assets	9,862	7,362
Other
Disclosure of geographical areas [line items]
Revenues	1,381	1,196
Total assets	$ 7,091	$ 8,096